Other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income.
Schedule of components of other operating income

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Government grants	395,042	503,685	451,664
Claims income	141,408	175,499	202,649
Others	171,405	245,395	70,519

Total other operating income	707,855	924,579	724,832